BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.7%
Curtiss-Wright Corp. ................. 3,107 $ 432,370
General Dynamics Corp. .............. 5,211 1,105,618
HEICO Corp. ..................... 1,188 171,048
Lockheed Martin Corp. ............... 1,031 398,265
Northrop Grumman Corp. ............. 509 239,393
2,346,694
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.
(a)
......... 1,985 191,176
Expeditors International of Washington, Inc. . 1,845 162,932
FedEx Corp.
(a)
..................... 1,456 216,172
570,280
Airlines — 0.1%
(b)
JetBlue Airways Corp. ................ 1,117 7,406
Southwest Airlines Co. ............... 1,597 49,251
56,657
Auto Components — 0.4%
Aptiv plc
(b)
........................ 147 11,497
Goodyear Tire & Rubber Co. (The)
(b)
...... 3,941 39,765
Lear Corp. ....................... 2,393 286,418
337,680
Automobiles — 0.2%
General Motors Co. ................. 5,293 169,852
Banks — 6.9%
Bank of America Corp. ............... 57,077 1,723,725
Citigroup, Inc. ..................... 11,995 499,832
Huntington Bancshares, Inc. ........... 14,235 187,617
JPMorgan Chase & Co. .............. 19,921 2,081,745
KeyCorp
(a)
....................... 9,814 157,220
Pinnacle Financial Partners, Inc. ......... 861 69,827
Regions Financial Corp. .............. 16,816 337,497
Truist Financial Corp. ................ 646 28,127
US Bancorp ...................... 5,438 219,260
Wells Fargo & Co. .................. 15,335 616,774
5,921,624
Beverages — 2.1%
Brown-Forman Corp., Class B .......... 8,157 543,011
Coca-Cola Europacific Partners plc ....... 3,009 128,244
PepsiCo, Inc. ..................... 6,773 1,105,760
1,777,015
Biotechnology — 2.0%
Amgen, Inc. ...................... 1,841 414,961
Biogen, Inc.
(b)
..................... 1,599 426,933
BioMarin Pharmaceutical, Inc.
(b)
......... 947 80,277
Blueprint Medicines Corp.
(b)
............ 862 56,797
Exact Sciences Corp.
(b)
............... 4,970 161,475
Gilead Sciences, Inc. ................ 6,350 391,732
Regeneron Pharmaceuticals, Inc.
(b)
....... 80 55,110
Seagen , Inc.
(b)
..................... 558 76,351
Ultragenyx Pharmaceutical, Inc.
(b)
........ 553 22,900
Vir Biotechnology, Inc.
(b)
.............. 533 10,276
1,696,812
Building Products — 1.1%
AO Smith Corp. .................... 203 9,862
Builders FirstSource , Inc.
(b)
............ 1,514 89,205
Fortune Brands Home & Security, Inc. ..... 7,054 378,729
Owens Corning
(a)
................... 5,388 423,551
901,347
Security
Shares
Shares Value
Capital Markets — 1.7%
Bank of New York Mellon Corp. (The) ..... 16,678 $ 642,437
Cboe Global Markets, Inc. ............. 327 38,380
Charles Schwab Corp. (The) ........... 488 35,073
CME Group, Inc. ................... 1,578 279,511
Intercontinental Exchange, Inc. ......... 3,130 282,795
Northern Trust Corp. ................. 2,039 174,457
1,452,653
Chemicals — 3.6%
Corteva , Inc. ...................... 7,972 455,600
DuPont de Nemours, Inc. ............. 697 35,129
Ecolab, Inc. ...................... 5,233 755,750
FMC Corp. ....................... 4,689 495,627
Huntsman Corp. ................... 1,633 40,074
Linde plc ........................ 3,868 1,042,774
LyondellBasell Industries NV, Class A ..... 3,094 232,916
Mosaic Co. (The)
(a)
.................. 774 37,407
3,095,277
Commercial Services & Supplies — 0.1%
Tetra Tech, Inc. .................... 544 69,920
Communications Equipment — 0.6%
Juniper Networks, Inc. ............... 18,456 482,071
Construction & Engineering — 0.1%
AECOM ......................... 1,055 72,130
Consumer Finance — 3.0%
Ally Financial, Inc.
(a)
................. 4,561 126,933
American Express Co. ............... 9,794 1,321,309
Capital One Financial Corp. ............ 9,331 860,038
Discover Financial Services
(a)
........... 847 77,009
Synchrony Financial ................. 5,071 142,951
2,528,240
Containers & Packaging — 0.0%
WestRock Co. ..................... 348 10,750
Diversified Consumer Services — 0.2%
H&R Block, Inc. .................... 3,684 156,717
Terminix Global Holdings, Inc.
(b)
......... 622 23,817
180,534
Diversified Financial Services — 3.5%
Berkshire Hathaway, Inc., Class B
(b)
...... 8,495 2,268,335
Voya Financial, Inc. ................. 12,260 741,730
3,010,065
Diversified Telecommunication Services — 1.0%
AT&T, Inc. ........................ 32,527 498,964
Verizon Communications, Inc. .......... 10,264 389,724
888,688
Electric Utilities — 2.5%
Edison International ................. 3,849 217,776
Entergy Corp.
(a)
.................... 4,009 403,426
NextEra Energy, Inc. ................ 7,071 554,437
NRG Energy, Inc.
(a)
.................. 6,053 231,648
Pinnacle West Capital Corp. ........... 890 57,414
Xcel Energy, Inc. ................... 9,981 638,784
2,103,485
Electrical Equipment — 1.2%
AMETEK, Inc. ..................... 5,637 639,292
Eaton Corp. plc .................... 2,872 383,010
1,022,302

BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 0.3%
Arrow Electronics, Inc.
(b)
.............. 416 $ 38,351
Avnet, Inc.
(a)
...................... 4,315 155,858
Flex Ltd.
(b)
........................ 4,686 78,069
272,278
Energy Equipment & Services — 0.9%
Halliburton Co. .................... 13,344 328,529
Patterson-UTI Energy, Inc. ............ 7,540 88,067
Schlumberger NV .................. 10,664 382,838
799,434
Entertainment — 1.0%
Activision Blizzard, Inc. ............... 1,359 101,028
Live Nation Entertainment, Inc.
(b)
........ 2,612 198,617
Roku, Inc.
(b)
....................... 1,028 57,979
Walt Disney Co. (The)
(b)
.............. 4,564 430,522
Warner Bros Discovery, Inc.
(b)
.......... 3,182 36,593
824,739
Equity Real Estate Investment Trusts (REITs) — 5.0%
Brixmor Property Group, Inc. ........... 4,051 74,822
Crown Castle, Inc. .................. 1,648 238,218
Equity LifeStyle Properties, Inc. ......... 2,177 136,803
Equity Residential .................. 4,245 285,349
Essex Property Trust, Inc. ............. 4,287 1,038,440
Lamar Advertising Co., Class A ......... 1,827 150,709
Outfront Media, Inc. ................. 1,190 18,076
Park Hotels & Resorts, Inc. ............ 2,031 22,869
Prologis, Inc. ...................... 9,479 963,066
Regency Centers Corp. .............. 3,621 194,991
SBA Communications Corp. ........... 217 61,769
Simon Property Group, Inc. ............ 11,044 991,199
Sun Communities, Inc. ............... 341 46,148
4,222,459
Food & Staples Retailing — 0.5%
Kroger Co. (The) ................... 7,273 318,194
Sysco Corp. ...................... 284 20,082
Walmart, Inc. ...................... 878 113,876
452,152
Food Products — 2.1%
Archer-Daniels-Midland Co. ............ 3,227 259,612
Bunge Ltd. ....................... 2,302 190,076
Conagra Brands, Inc. ................ 398 12,987
Hershey Co. (The) .................. 1,404 309,540
Mondelez International, Inc., Class A ...... 12,902 707,417
Tyson Foods, Inc., Class A ............ 4,448 293,256
1,772,888
Gas Utilities — 0.1%
Atmos Energy Corp. ................. 858 87,387
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories ................. 4,076 394,394
Bausch + Lomb Corp.
(b)
............... 10,043 154,060
Boston Scientific Corp.
(b)
.............. 22,447 869,372
Enovis Corp.
(b)
..................... 293 13,499
Medtronic plc ..................... 8,278 668,448
2,099,773
Health Care Providers & Services — 3.9%
AmerisourceBergen Corp. ............. 3,093 418,576
Cigna Corp. ...................... 4,782 1,326,862
CVS Health Corp. .................. 9,258 882,935
Elevance Health, Inc. ................ 1,533 696,350
3,324,723
Security
Shares
Shares Value
Health Care Technology — 0.4%
Teladoc Health, Inc.
(a)(b)
............... 12,088 $ 306,431
Hotels, Restaurants & Leisure — 1.1%
Aramark ......................... 339 10,577
Darden Restaurants, Inc.
(a)
............ 1,051 132,762
Domino's Pizza, Inc. ................. 261 80,962
McDonald's Corp. .................. 541 124,830
Royal Caribbean Cruises Ltd.
(a)(b)
........ 1,465 55,524
Travel + Leisure Co. ................. 15,045 513,336
917,991
Household Durables — 0.3%
(a)
Lennar Corp., Class A ................ 2,236 166,694
Whirlpool Corp. .................... 991 133,596
300,290
Household Products — 2.3%
Colgate-Palmolive Co. ............... 8,632 606,398
Procter & Gamble Co. (The) ........... 10,911 1,377,514
1,983,912
Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy, Inc., Class C ......... 406 12,931
Vistra Corp. ...................... 13,899 291,879
304,810
Industrial Conglomerates — 0.1%
Honeywell International, Inc. ........... 508 84,821
Insurance — 4.3%
Allstate Corp. (The)
(a)
................ 3,302 411,198
Hartford Financial Services Group, Inc. (The) 3,162 195,854
Marsh & McLennan Cos., Inc. .......... 6,449 962,771
MetLife, Inc. ...................... 15,565 946,041
Travelers Cos., Inc. (The) ............. 7,607 1,165,392
Willis Towers Watson plc .............. 53 10,650
3,691,906
Interactive Media & Services — 2.5%
(b)
Alphabet, Inc., Class A ............... 4,531 433,390
Alphabet, Inc., Class C ............... 3,619 347,967
Meta Platforms, Inc., Class A ........... 8,888 1,205,924
Snap, Inc., Class A .................. 10,701 105,084
2,092,365
Internet & Direct Marketing Retail — 0.3%
eBay, Inc. ........................ 8,046 296,173
IT Services — 1.9%
Accenture plc, Class A ............... 72 18,526
Automatic Data Processing, Inc. ......... 1,874 423,880
Block, Inc., Class A
(b)
................ 435 23,921
Cognizant Technology Solutions Corp., Class A 9,965 572,390
Fidelity National Information Services, Inc. .. 3,034 229,279
Gartner, Inc.
(b)
..................... 432 119,530
Okta , Inc., Class A
(b)
................. 976 55,505
PayPal Holdings, Inc.
(b)
............... 602 51,814
StoneCo Ltd., Class A
(b)
.............. 2,975 28,352
Visa, Inc., Class A
(a)
................. 419 74,435
1,597,632
Life Sciences Tools & Services — 2.5%
Agilent Technologies, Inc. ............. 4,634 563,263
Danaher Corp. .................... 1,960 506,248
Thermo Fisher Scientific, Inc. ........... 2,042 1,035,682
2,105,193

BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Machinery — 3.2%
Illinois Tool Works, Inc. ............... 1,020 $ 184,263
Otis Worldwide Corp. ................ 2,581 164,668
PACCAR, Inc. ..................... 10,232 856,316
Snap-on, Inc. ..................... 3,806 766,338
Stanley Black & Decker, Inc. ........... 812 61,070
Timken Co. (The) ................... 10,385 613,130
Xylem, Inc. ....................... 1,324 115,665
2,761,450
Media — 2.3%
Comcast Corp., Class A .............. 27,845 816,694
Fox Corp., Class A .................. 33,106 1,015,692
Fox Corp., Class B .................. 752 21,432
Interpublic Group of Cos., Inc. (The) ...... 1,447 37,043
Liberty Media Corp.-Liberty SiriusXM , Class A
(b)
433 16,484
News Corp., Class A ................. 3,142 47,476
News Corp., Class B ................ 557 8,589
Nexstar Media Group, Inc. ............. 67 11,179
1,974,589
Metals & Mining — 0.7%
Freeport-McMoRan, Inc. .............. 4,824 131,840
Newmont Corp. .................... 3,556 149,459
Reliance Steel & Aluminum Co. ......... 308 53,718
Steel Dynamics, Inc. ................. 4,102 291,037
626,054
Multiline Retail — 0.5%
Target Corp. ...................... 3,068 455,260
Multi-Utilities — 2.4%
Black Hills Corp. ................... 1,805 122,252
CMS Energy Corp. .................. 15,928 927,647
DTE Energy Co. ................... 8,834 1,016,352
2,066,251
Oil, Gas & Consumable Fuels — 6.7%
Chevron Corp. ..................... 13,225 1,900,036
CNX Resources Corp.
(a)(b)
............. 3,305 51,327
Devon Energy Corp. ................. 1,327 79,793
EOG Resources, Inc.
(a)
............... 7,184 802,668
Exxon Mobil Corp. .................. 18,991 1,658,104
Marathon Oil Corp. .................. 12,171 274,821
Marathon Petroleum Corp. ............ 3,162 314,082
Phillips 66 ........................ 3,260 263,147
Valero Energy Corp. ................. 2,067 220,859
Williams Cos., Inc. (The) .............. 4,853 138,941
5,703,778
Pharmaceuticals — 6.9%
Bristol-Myers Squibb Co. .............. 14,781 1,050,781
Eli Lilly & Co. ..................... 794 256,740
Johnson & Johnson ................. 14,681 2,398,288
Merck & Co., Inc. ................... 8,597 740,374
Perrigo Co. plc .................... 4,685 167,067
Pfizer, Inc. ....................... 29,143 1,275,298
Viatris , Inc. ....................... 3,612 30,774
5,919,322
Professional Services — 0.2%
KBR, Inc.
(a)
....................... 3,781 163,415
Real Estate Management & Development — 0.3%
(b)
CBRE Group, Inc., Class A ............ 3,405 229,871
Zillow Group, Inc., Class A ............. 283 8,102
Zillow Group, Inc., Class C ............ 1,053 30,127
268,100
Security
Shares
Shares Value
Road & Rail — 0.8%
CSX Corp. ....................... 6,917 $ 184,269
JB Hunt Transport Services, Inc. ........ 273 42,703
Landstar System, Inc. ................ 657 94,851
Lyft, Inc., Class A
(b)
.................. 3,542 46,648
Ryder System, Inc. .................. 1,142 86,210
Schneider National, Inc., Class B ........ 7,090 143,927
Uber Technologies, Inc.
(b)
............. 3,275 86,787
685,395
Semiconductors & Semiconductor Equipment — 2.8%
Analog Devices, Inc. ................. 5,991 834,786
Cirrus Logic, Inc.
(b)
.................. 1,065 73,272
Intel Corp. ....................... 38,093 981,657
Lam Research Corp. ................ 161 58,926
NXP Semiconductors NV ............. 109 16,079
Semtech Corp.
(b)
................... 2,277 66,966
Silicon Laboratories, Inc.
(b)
............. 2,785 343,780
2,375,466
Software — 2.9%
Adobe, Inc.
(b)
...................... 1,081 297,491
ANSYS, Inc.
(b)
..................... 83 18,401
Box, Inc., Class A
(b)
................. 766 18,683
Ceridian HCM Holding, Inc.
(b)
........... 5,251 293,426
Guidewire Software, Inc.
(b)
............. 414 25,494
Microsoft Corp. .................... 1,848 430,399
Rapid7, Inc.
(b)
..................... 199 8,537
RingCentral, Inc., Class A
(a)(b)
........... 5,099 203,756
Salesforce, Inc.
(a)(b)
.................. 6,124 880,876
ServiceNow , Inc.
(b)
.................. 439 165,771
Splunk , Inc.
(b)
..................... 171 12,859
VMware, Inc., Class A ................ 286 30,448
Workday, Inc., Class A
(b)
.............. 632 96,203
2,482,344
Specialty Retail — 1.6%
AutoNation, Inc.
(b)
................... 3,092 314,982
Best Buy Co., Inc. .................. 2,049 129,784
Home Depot, Inc. (The) .............. 1,755 484,275
Lowe's Cos., Inc. ................... 1,017 191,003
Penske Automotive Group, Inc. ......... 1,506 148,235
Ulta Beauty, Inc.
(b)
.................. 200 80,238
1,348,517
Technology Hardware, Storage & Peripherals — 0.6%
Dell Technologies, Inc., Class C ......... 1,958 66,905
Hewlett Packard Enterprise Co. ......... 39,395 471,952
538,857
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica , Inc.
(b)
............. 610 170,531
Ralph Lauren Corp. ................. 142 12,060
Under Armour , Inc., Class C
(b)
.......... 1,058 6,306
188,897
Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc. .................. 5,621 108,429
Tobacco — 0.5%
Altria Group, Inc. ................... 9,589 387,204
Trading Companies & Distributors — 0.1%
(b)
SiteOne Landscape Supply, Inc. ......... 98 10,206
United Rentals, Inc. ................. 140 37,817
WESCO International, Inc. ............. 119 14,206
62,229

BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.2%
United States Cellular Corp.
(b)
.......... 6,391 $ 166,358
Total Common Stocks — 99.1%
(Cost: $95,656,537) .............................. 84,513,348
Total Long-Term Investments — 99.1%
(Cost: $95,656,537) .............................. 84,513,348
Short-Term Securities
Money Market Funds — 5.2%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79% ................... 773,778 773,778
SL Liquidity Series, LLC, Money Market Series,
3.29%
(e)
....................... 3,672,327 3,672,327
Total Short-Term Securities — 5.2%
(Cost: $4,446,074) .............................. 4,446,105
Total Investments — 104.3%
(Cost: $100,102,611 ) ............................. 88,959,453
Liabilities in Excess of Other Assets — (4.3)% ............ (3,698,371)
Net Assets — 100.0% ..............................
$ 85,261,082
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,180,573 $ — $ (406,795)
(a)
$ — $ — $ 773,778 773,778 $ 5,522 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 4,510,247 — (835,905)
(a)
(2,045) 30 3,672,327 3,672,327 5,847
(b)
—
$ (2,045) $ 30 $ 4,446,105 $ 11,369 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage Large Cap Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 5 12/16/22 $ 900 $ (121,214)
Glossary of Terms Used in this Report
Portfolio Abbreviation
S&P Standard & Poor's
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 84,513,348 $ — $ — $ 84,513,348
Short-Term Securities
Money Market Funds ...................................... 773,778 — — 773,778
$ 85,287,126 $ — $ — $ 85,287,126

BlackRock Advantage Large Cap Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Investments Valued at NAV
(a)
..................................... 3,672,327
$ —
$ 88,959,453
$ —
Derivative Financial Instruments
(b)
Liabilities
Equity contracts ........................................... $ (121,214) $ — $ — $ (121,214)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.